Significant Commitments and Contingencies - Future Minimum Lease Obligation Payable under Operating Lease Contracts (Detail) $ in Thousands	Dec. 31, 2018 TWD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum finance lease payments payable	$ 320,214
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum finance lease payments payable	68,631
1-5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum finance lease payments payable	140,137
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum finance lease payments payable	$ 111,446